Organization, Business Operations, and Going Concern (Details) - USD ($)						2 Months Ended	12 Months Ended
	Feb. 14, 2024	Aug. 31, 2023	Aug. 29, 2023	Mar. 02, 2023	Mar. 01, 2021	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024	Feb. 15, 2024	Feb. 13, 2024	Feb. 12, 2024	Dec. 05, 2023	Aug. 22, 2023	Jun. 30, 2023	Feb. 27, 2023	Feb. 23, 2023	Nov. 02, 2022	Aug. 16, 2022	Dec. 31, 2021
Stock issued during period (in shares)	44,000,000
Price of shares issued (in dollars per share)	$ 10
Cash and cash equivalents									$ 112,069,000						$ 112,100,000
Common stock shares issued									64,845,435
Common stock shares outstanding	60,166,269								64,845,435
Common Stock, Value							$ 0		$ 6,000
Common stock par value (in dollars per share)	$ 0.0001								$ 0.0001	$ 0.0001
Class of warrant or right, outstanding									25,431,341		22,124,971
Warrant exercise price (in dollars per share)										$ 11.5
Shares issued (in shares)	44,024,910
Shares issued (in dollars per share)	$ 10
Accumulated deficit									$ 426,559,000						$ 426,600,000
Consideration for subscription agreement	$ 440,000,000
Pipe investment value	440,249,100
Excise tax payable									$ 2,308,000
Flame Acquisition Corp [Member]
Restricted investments term					185 days
Minimum percent of balance in the Trust Account for business combination							80.00%
Minimum percent of outstanding voting securities owns for business combination							50.00%
Redemption of shares for a pro rata portion							$ 10
Minimum tangible assets for business combination							$ 5,000,001
Percentage of public shares to be redeemed on non-completion of business combination							100.00%
Stock price threshold limit							$ 10
Cash and cash equivalents							$ 267,816
Amount in the trust account available to be withdrawn							2,969,263
Working capital deficit							16,407,803
Investment income, interest to pay dissolution expenses							100,000
Payment of taxes							$ 1,446,193
Excise Tax On Certain Repurchases Of Stock Under Inflation Reduction Act																			1.00%
Temporary equity shares outstanding							6,104,682	28,750,000				150,823								28,750,000
Proceeds from sale of restricted investments	$ 1,572,250	$ 24,008,096	$ 24,008,096	$ 206,121,060			$ 230,129,156	$ 0
Temporary equity redemption price per share	$ 10.42	$ 10.31	$ 10.31	$ 10.15								$ 10.42
Reduction Of Excise Tax Payable On Redemption							2,308,378
Minimum cash threshold previous							200,000,000
Minimum cash threshold current							$ 150,000,000
Operating Lease, Term													5 years
Common stock, value, subscriptions												$ 125,000,000
Class of warrant or right, outstanding							22,125,000
Debt instrument, convertible, conversion price							$ 1
Accumulated deficit							$ 55,583,422	$ 18,325,985
Excise tax payable							$ 2,308,378
Maximum [Member] | Lease Property One [Member] | Flame Acquisition Corp [Member]
Operating Lease, Right-of-Use Asset													$ 15,000,000
Maximum [Member] | Lease Property Two [Member] | Flame Acquisition Corp [Member]
Operating Lease, Right-of-Use Asset													5,000,000
Minimum [Member] | Lease Property One [Member] | Flame Acquisition Corp [Member]
Operating Lease, Right-of-Use Asset													1,000,000
Minimum [Member] | Lease Property Two [Member] | Flame Acquisition Corp [Member]
Operating Lease, Right-of-Use Asset													$ 1,000,000
Initial PIPE Subscription Agreements [Member] | Flame Acquisition Corp [Member]
Common Stock, Value											$ 55,000,000
Chief Executive Officer [Member] | Flame Acquisition Corp [Member]
Common Stock, Value												$ 25,000,000
Secured Debt [Member] | Flame Acquisition Corp [Member]
Long-term debt, term	5 years
Secured Debt [Member] | Term Loan Agreement [Member] | Exxon [Member] | Flame Acquisition Corp [Member]
Amount Available Under Promissory Note	$ 622,900,000
Private Placement Warrants [Member]
Class of warrant or right, outstanding									7,750,000		7,750,000
Sponsor [Member] | Private Placement Warrants [Member] | Flame Acquisition Corp [Member]
Class of warrants and rights issued during the period					$ 7,750,000
Class of warrants and rights issued price per warrant					$ 1
Common Stock [Member]
Stock issued during period (in shares)						44,024,910
Common stock shares outstanding						62,924,603			64,845,435		13,141,359
Common Stock [Member] | PIPE Subscription Agreements [Member] | Flame Acquisition Corp [Member]
Share price	$ 10
Common stock shares issued	44,024,910
Common Stock, Value	$ 440,249,100
Common Stock [Member] | Sable Offshore Holdings LLC [Member] | Initial PIPE Subscription Agreements [Member] | Flame Acquisition Corp [Member]
Share price	$ 0.0001
Common Stock, Value	$ 520,000,000
Common stock par value (in dollars per share)	$ 52,000,000
IPO [Member] | Flame Acquisition Corp [Member]
Stock issued during period (in shares)					28,750,000
Price of shares issued (in dollars per share)					$ 10
Proceeds from issuance of IPO					$ 287,500,000
Cash and cash equivalents					$ 287,500,000
Common stock par value (in dollars per share)							$ 0.0001
Class of warrant or right, outstanding							14,375,000
Private Placement [Member] | Flame Acquisition Corp [Member]
Class of warrant or right, outstanding	3,306,370						7,750,000
Debt instrument, convertible, conversion price	$ 1
Warrant exercise price (in dollars per share)							$ 11.5
Common Class A [Member] | Flame Acquisition Corp [Member]
Temporary equity shares outstanding			2,328,063				6,104,682	28,750,000				150,823			8,432,745	20,317,255	20,317,255
Percentage Of Common Stock Issued And Outstanding			27.61%									2.47%				70.67%	70.67%
Proceeds from sale of restricted investments							$ 230,129,156
Temporary equity redemption price per share							$ 10.41	$ 10.1
Common stock shares issued							7,187,500	0
Common stock shares outstanding							7,187,500	0
Common Stock, Value							$ 719	$ 0
Common stock par value (in dollars per share)							$ 0.0001	$ 0.0001
Class of warrant or right, outstanding							25,431,370	23,625,000
Common Class A [Member] | Sponsor [Member] | Flame Acquisition Corp [Member]
Common stock shares issued														7,187,500
Common Class A [Member] | Common Stock [Member] | Flame Acquisition Corp [Member]
Common stock shares outstanding							7,187,500	0												0
Common Class B [Member] | Flame Acquisition Corp [Member]
Common stock shares issued							0	7,187,500
Common stock shares outstanding							0	7,187,500
Common Stock, Value							$ 0	$ 719
Common stock par value (in dollars per share)							$ 0.0001	$ 0.0001
Common Class B [Member] | Sponsor [Member] | Flame Acquisition Corp [Member]
Common stock shares outstanding														0
Common Class B [Member] | Sable Offshore Holdings LLC [Member] | Sable PIPE Subscription Agreements [Member] | Flame Acquisition Corp [Member]
Price of shares issued (in dollars per share)																		$ 10
Common Unit, Issued																		7,450,000
Common Unit, Issuance Value																		$ 74,500,000
Common Class B [Member] | Common Stock [Member] | Flame Acquisition Corp [Member]
Common stock shares outstanding							0	7,187,500												7,187,500